UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL DEFINED

OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2014

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Alabama - 2.2%
Jefferson County, AL, Sewer Revenue, Convertible CAB	0.000%	10/1/50	$9,910,000	$6,021,118

Arizona - 2.9%
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	7,110,000	8,143,794

California - 2.9%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,668,245	(a)(b)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	800,000	803,120
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,056,430
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,550,660

Total California				8,078,455

Colorado - 2.7%
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	7,513,440

Florida - 3.6%
Citizens Property Insurance Corp., FL, Senior Secured High Act	6.000%	6/1/17	6,900,000	7,864,896
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,181,850
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	500,000	492,315	(a)(b)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	6.250%	6/1/23	500,000	543,410

Total Florida				10,082,471

Georgia - 7.4%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,000,000	6,160,250
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	3,260,000	3,942,872
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,236,870

Total Georgia				20,339,992

Illinois - 0.8%
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,115,050
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project	5.250%	6/15/50	1,000,000	1,061,760

Total Illinois				2,176,810

Indiana - 7.1%
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	9,080,960
Indiana State Finance Authority Revenue, I-69 Development Partners LLC	5.000%	9/1/46	1,000,000	1,041,510	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	9,415,120

Total Indiana				19,537,590

Iowa - 1.6%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	800,000	847,920
Iowa Fertilizer Co. Project	5.250%	12/1/25	3,350,000	3,582,457

Total Iowa				4,430,377

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 4.2%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	$10,000,000	$11,542,200

Maryland - 3.9%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,441,098
Maryland State Health & Higher EFA Revenue Bonds, Washington County Hospital Issue	5.750%	1/1/38	9,000,000	9,248,040

Total Maryland				10,689,138

Michigan - 14.7%
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	7,000,000	7,125,370
AGM	6.250%	7/1/36	3,000,000	3,268,350
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	6,000,000	6,876,540
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/34	310,000	316,984
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	410,000	429,094
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	9,000,000	10,043,370	(c)
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,000,000	2,184,740
William Beaumont Hospital	8.250%	9/1/39	8,000,000	10,347,840	(d)

Total Michigan				40,592,288

New Jersey - 5.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	831,772	(a)
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	1,515,000	1,555,390	(a)
New Jersey State EFA Revenue, University of Medicine and Dentistry	7.500%	12/1/32	10,000,000	12,959,500	(d)

Total New Jersey				15,346,662

New York - 4.3%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,500,000	2,993,950
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,991,626

Total New York				11,985,576

Ohio - 4.9%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.700%	8/1/20	2,500,000	2,890,725
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,000,000	10,679,300	(e)(f)

Total Ohio				13,570,025

Pennsylvania - 4.2%
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	11,491,900

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 0.3%
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	$1,300,000	$943,748

Rhode Island - 4.0%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	11,123,000

Tennessee - 3.1%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	8,000,000	8,589,920

Texas - 11.2%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	11,080,800	(a)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,184,230
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,200,000	11,347,602
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,325,000	3,745,712
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,628,383

Total Texas				30,986,727

U.S. Virgin Islands - 2.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	5,000,000	5,768,350

Virginia - 0.7%
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,968,599	(a)

Wisconsin - 4.3%
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	11,753,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $226,060,139)				272,675,580

SHORT-TERM INVESTMENTS - 0.2%
New York - 0.1%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	115,000	115,000	(g)(h)
SPA-Dexia Credit Local	0.200%	8/1/28	400,000	400,000	(g)(h)

Total New York				515,000

Pennsylvania - 0.1%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen - Thurigen	0.040%	3/1/32	150,000	150,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $665,000)				665,000

TOTAL INVESTMENTS - 98.9% (Cost - $226,725,139#)				273,340,580
Other Assets in Excess of Liabilities - 1.1%				3,084,936

TOTAL NET ASSETS - 100.0%				$276,425,516

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
PCFA	— Pollution Control Financing Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Summary of Investments by Industry †

Industrial Revenue	24.5%
Health Care	19.9
Water & Sewer	15.5
Pre-Refunded/Escrowed to Maturity	8.5
Special Tax Obligation	7.9
Power	6.9
Transportation	4.5
Solid Waste/Resource Recovery	4.2
Education	3.8
Local General Obligation	2.5
Housing	0.8
Leasing	0.4
State General Obligation	0.4
Short - Term Investments	0.2

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2014 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	4.2%
AA/Aa	15.8
A	43.6
BBB/Baa	28.0
BB/Ba	1.9
B/B	0.6
A-1/VMIG 1	0.2
NR	5.7

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$272,675,580	—	$272,675,580

Short-term investments†	—	665,000	—	665,000

Total investments	—	$273,340,580	—	$273,340,580

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$93,302	—	—	$93,302

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,080,112
Gross unrealized depreciation	(2,464,671)

Net unrealized appreciation	$46,615,441

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	93	12/14	$12,935,417	$13,028,719	$(93,302)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(93,302)

During the period ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$11,165,128

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2014